FINANCIAL RISK MANAGEMENT (Details 15) - Currency risk [member] - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Devalualtion at 5 in US Dollar [Member]
disclosure of detailed information about assets and liabilities by currencies at the free market exchnage rates [Line Items]
Sensitivity Analysis, Percent Change In Currency	5.00%
Sensitivity Analysis, change in non-trading monetary assets and liabilities	S/ 47,559	S/ 57,125
Devalualtion at 10 in US Dollar [Member]
disclosure of detailed information about assets and liabilities by currencies at the free market exchnage rates [Line Items]
Sensitivity Analysis, Percent Change In Currency	10.00%
Sensitivity Analysis, change in non-trading monetary assets and liabilities	S/ 90,795	109,057
Revaluation In 5 In US Dollar [Member]
disclosure of detailed information about assets and liabilities by currencies at the free market exchnage rates [Line Items]
Sensitivity Analysis, Percent Change In Currency	5.00%
Sensitivity Analysis, change in non-trading monetary assets and liabilities	S/ (52,566)	(63,138)
Revaluation In 10 In US Dollar [Member]
disclosure of detailed information about assets and liabilities by currencies at the free market exchnage rates [Line Items]
Sensitivity Analysis, Percent Change In Currency	10.00%
Sensitivity Analysis, change in non-trading monetary assets and liabilities	S/ (110,972)	S/ (133,292)